Segmented Information	12 Months Ended
Jun. 30, 2023
Segmented Information [Abstract]
SEGMENTED INFORMATION

16. SEGMENTED INFORMATION

As at and for the year ended June 30, 2023, the Company operates in four (as at and for the year ended June 30, 2022 – four) reportable operating segments, one being the corporate segment; the other three being the exploration and development segments based on mineral properties in Bolivia. These reportable segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer, the chief operating decision maker (“CODM”).

Effective July 1, 2022, the Company revised its reportable segments to reflect recent changes in the CODM’s way of reviewing and assessing the Company’s performance. As a result, the “Silver Sand”, “Carangas”, and “Silverstrike” mineral projects, which were previously included in the “Bolivia” segment, are separately presented. The previously presented “China” reportable segment is now being reported as part of the Corporate segment. The comparative information has been reclassified as a result of these changes.

(a)	Segment information for assets and liabilities are as follows:

	June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash	$6,232,985	$58,497	$260	$4,570	$6,296,312
Short-term investments	198,375	-	-	-	198,375
Equity investments	283,081	-	-	-	283,081
Plant and equipment	104,450	517,065	58,212	660,112	1,339,839
Mineral property interests	-	82,683,126	16,269,471	4,653,653	103,606,250
Other assets	908,823	3,563,256	1,888,293	223,312	6,583,684
Total Assets	$7,727,714	$86,821,944	$18,216,236	$5,541,647	$118,307,541

Total Liabilities	$(1,307,795)	$(228,966)	$(795,379)	$(4,515)	$(2,336,655)

	June 30, 2022
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash	$27,721,156	$1,008,477	$584,375	$8,496	$29,322,504
Short-term investments	192,398	-	-	-	192,398
Equity investments	496,741	-	-	-	496,741
Plant and equipment	86,901	665,207	40,275	670,465	1,462,848
Mineral property interests	-	76,568,598	5,460,946	3,269,232	85,298,776
Other assets	3,507,076	3,168,832	559,763	69,317	7,304,988
Total Assets	$32,004,272	$81,411,114	$6,645,359	$4,017,510	$124,078,255

Total Liabilities	$(1,693,443)	$(1,076,469)	$(1,092,415)	$(6,973)	$(3,869,300)

(b)	Segment information for operating results are as follows:

	Year ended June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(460,901)	-	$-	$-	$(460,901)
Salaries and benefits	(1,684,063)	-	-	-	(1,684,063)
Share-based compensation	(3,162,449)	-	-	-	(3,162,449)
Other operating expenses	(2,560,859)	(294,361)	(71,971)	(21,471)	(2,948,662)
Total operating expense	(7,868,272)	(294,361)	(71,971)	(21,471)	(8,256,075)

Net income from investments	178,046	-	-	-	178,046
Foreign exchange (loss) gain	(41,304)	4,296	13,620	1,285	(22,103)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)

Attributed to:
Equity holders of the Company	$(7,726,847)	$(290,065)	$(58,351)	$(20,186)	$(8,095,449)
Non-controlling interests	(4,683)	-	-	-	(4,683)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)

	Year ended June 30, 2022
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(582,253)	-	$-	$-	$(582,253)
Salaries and benefits	(1,828,059)	-	-	-	(1,828,059)
Share-based compensation	(941,647)	-	-	-	(941,647)
Other operating expenses	(3,094,578)	(270,102)	(50,459)	(10,301)	(3,425,440)
Total operating expense	(6,446,537)	(270,102)	(50,459)	(10,301)	(6,777,399)

Net income from investments	220,112	-	-	-	220,112
Loss on disposal of plant and equipment	(14,804)	-	-	-	(14,804)
Loss on disposal of mineral property interest	(85,052)	-	-	-	(85,052)
Foreign exchange gain	185,475	-	-	-	185,475
Net loss	$(6,140,806)	$(270,102)	$(50,459)	$(10,301)	$(6,471,668)

Attributed to:
Equity holders of the Company	$(6,090,023)	$(270,102)	$(50,459)	$(10,301)	$(6,420,885)
Non-controlling interests	(50,783)	-	-	-	(50,783)
Net loss	$(6,140,806)	$(270,102)	$(50,459)	$(10,301)	$(6,471,668)